                                  PRUDENTIAL


                                                March 2, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                        Re:  Nicholas-Applegate Fund, Inc.
                             (File Nos. 33-38461 and 811-05019)
                             ----------------------------------

Ladies and Gentlemen:

                Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 15 and (ii) that the text of Post-Effective Amendment No. 15 was filed electronically on February 28, 2001.

                              Nicholas-Applegate Fund, Inc.

                              By: /s/ Deborah A. Docs
                                 ----------------------------------
                                 Deborah A. Docs, Esq.
                                 Secretary